Annual Fund Operating Expenses - SA JPMorgan Global Equities Portfolio	May 01, 2021
Class 1
Operating Expenses:
Management Fees	0.75%
Service (12b-1) Fees	none
Other Expenses	0.04%
Total Annual Portfolio Operating Expenses	0.79%
Class 2
Operating Expenses:
Management Fees	0.75%
Service (12b-1) Fees	0.15%
Other Expenses	0.04%
Total Annual Portfolio Operating Expenses	0.94%
Class 3
Operating Expenses:
Management Fees	0.75%
Service (12b-1) Fees	0.25%
Other Expenses	0.04%
Total Annual Portfolio Operating Expenses	1.04%